United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/2012

Date of Reporting Period: 07/31/2012

Item 1. Reports to Stockholders

Annual Shareholder Report
July 31, 2012
Share Class	Ticker
A	FGUAX
Institutional	FGUSX
Service*	FEUSX
*formerly, Institutional Service Shares
Federated Government Ultrashort Duration Fund
Fund Established 1997

A Portfolio of Federated Institutional Trust

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2011 through July 31, 2012. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended July 31, 2012 was 0.63% for the Institutional Shares, 0.53% for the Service Shares and 0.18% for the Class A Shares. The total return of the Bank of America Merrill Lynch 6-Month Treasury Bill Index (BAML6MT),1 a broad-based securities market index, was 0.20% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BAML6MT.
During the reporting period, the most significant positive factors affecting the Fund's performance relative to the BAML6MT were the allocation of the portfolio among securities of similar types of issuers (referred to as “sectors”) and the selection of individual securities within each sector (referred to as “security selection”).
The 0.63% total return for the Institutional Shares for the reporting period consisted entirely of dividends. There was no appreciation or depreciation in the net asset value of shares.
For the purposes of the following, the discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
The Federal Reserve (the “Fed”) kept monetary policy unchanged over the reporting period, maintaining the range for the federal funds target rate of 0.00% to 0.25% that has been in place since December 2008. The Fed embarked on two courses of “Operation Twist”—the purchase of longer-term Treasury securities balanced by the sale of shorter-term Treasury securities. The first program ran from October 2011 through the end of June 2012. The Fed announced an extension of the program with slight modifications at the June Federal Open Market Committee meeting, to run from July 2012 through the end of the year. In spite of the extraordinary accommodation provided by the Fed since the beginning of the financial crisis, domestic economic growth remains lackluster, with employment running well below where the Fed would like it to be. The uncertainty in Europe remains a concern for monetary policy officials as well. The second half of the reporting period brought a modest improvement in rates, with the yield on the six-month Treasury bill increasing by up to 10 basis points and rates on repurchase agreements rising by a similar amount.
Annual Shareholder Report

SECTOR
As of July 31, 2012, approximately 55% of the portfolio holdings were in government agency mortgage-backed securities (MBS).2 The incremental yield available on securities in this sector relative to those offered on traditional government money market securities contributed to the outperformance of the Fund over the reporting period relative to the BAML6MT.3
SECURITY SELECTION
The Fund invests primarily in two types of mortgage securities: hybrid-arm pass-throughs and floating-rate collateralized mortgage obligations (CMOs). During the reporting period, the Fund shifted its portfolio holdings within its MBS allocation toward hybrid-arm pass-throughs. The prepayment experience of these securities remained low by historical standards, resulting in a performance benefit to the Fund. As of July 31, 2012, 26% of the Fund was invested in hybrid-arm pass-throughs, as compared to 20% of the Fund as of July 31, 2011.
1	The Bank of America Merrill Lynch 6-Month Treasury Bill Index is an unmanaged index tracking 6-month U.S. Treasury securities. The Index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The index is unmanaged, and it is not possible to invest directly in an index.
2	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations. Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
3	The Fund is not a “money market” fund. A money market mutual fund attempts to maintain a stable net asset value through compliance with relevant SEC rules. The Fund is not governed by those rules, and its shares will fluctuate in value.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
Class A Shares were first offered on March 6, 2003. The Fund offers two other classes of Shares: Institutional Shares and Service Shares. For the period prior to commencement of operations of the Class A Shares, the performance information is for the Fund's Institutional Shares adjusted to reflect the sales charges (for maximum offering price performance) and expenses of the Class A Shares. The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Government Ultrashort Duration Fund (the “Fund”) from July 31, 2002 to July 31, 2012, compared to the Bank of America Merrill Lynch 6-Month Treasury Bill Index (BAML6MT).2
Average Annual Total Returns for the Period Ended 7/31/2012
(returns reflect all applicable sales charges and contingent deferred sales charge as specified below in footnote #1)
Share Class	1 Year	5 Years	10 Years
Class A Shares	-1.80%	0.76%	1.52%
Institutional Shares	0.63%	1.62%	2.20%
Service Shares	0.53%	1.52%	2.10%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report

Growth of a $10,000 Investment–CLASS A SHARES
■	Total returns shown include the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800).

Growth of a $10,000 Investment–Institutional Shares
Annual Shareholder Report

Growth of a $10,000 Investment–SERVICE SHARES
1	Represents a hypothetical investment of $10,000 in the Fund's Class A Shares after deducting the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The BAML6MT has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BAML6MT is an unmanaged index tracking six-month U.S. Treasury securities. The BAML6MT is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At July 31, 2012, the Fund's portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	55.7%
U.S. Government Agency Securities	11.6%
Repurchase Agreements—Cash	34.5%
Other Assets and Liabilities—Net[2]	(1.8)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
July 31, 2012
Principal Amount		Value
	Adjustable Rate Mortgages—26.4%
	Federal Home Loan Mortgage Corporation ARM—12.5%
$881,137	2.060%, 7/1/2030	$902,508
292,032	2.100%, 5/1/2033	304,884
958,678	2.160%, 3/1/2033	1,003,398
759,774	2.230%, 1/1/2027	783,822
5,269,472	2.304%, 1/1/2036	5,546,289
100,717	2.334%, 7/1/2033	106,246
13,194,296	2.358%, 6/1/2036	13,919,708
7,620,563	2.373%, 4/1/2034	8,056,247
5,974,841	2.376%, 2/1/2034	6,300,669
11,509,726	2.423%, 5/1/2038	12,176,304
3,048,468	2.443%, 9/1/2036	3,225,006
996,838	2.447%, 9/1/2025	1,040,891
3,788,886	2.560%, 2/1/2036	4,069,498
11,493,037	2.621%, 5/1/2037	12,214,719
18,218,272	2.643%, 7/1/2034	19,423,229
1,993,107	2.697%, 8/1/2036	2,112,217
3,551,268	2.735%, 8/1/2037	3,814,282
37,803,868	2.750%, 10/1/2033	40,416,947
402,459	2.817%, 5/1/2037	432,266
38,330,976	2.927%, 7/1/2034	41,095,023
	TOTAL	176,944,153
	Federal National Mortgage Association ARM—12.0%
862,268	1.400%, 9/1/2027	885,816
833,788	1.550%, 5/1/2040	839,255
164,858	1.550%, 5/1/2040	165,945
388,599	1.550%, 8/1/2040	391,731
3,669,876	2.080%, 6/1/2038	3,825,380
6,378,506	2.130%, 9/1/2034	6,667,026
2,377,908	2.170%, 4/1/2024	2,461,072
3,757,436	2.210%, 6/1/2036	3,969,600
8,026,385	2.240%, 1/1/2035	8,426,326
21,072	2.250%, 6/1/2028	21,997
85,311	2.260%, 8/1/2032	89,359
12,215,301	2.290%, 10/1/2034	12,881,392
57,813	2.340%, 2/1/2033	60,256
Annual Shareholder Report

Principal Amount		Value
	Adjustable Rate Mortgages—continued
	Federal National Mortgage Association ARM—continued
$28,141,205	2.340%, 12/1/2035	$29,656,333
400,544	2.350%, 7/1/2033	422,765
3,834,459	2.380%, 8/1/2034	4,016,988
6,145,100	2.380%, 5/1/2035	6,484,059
85,391	2.410%, 12/1/2032	89,224
20,110,503	2.480%, 2/1/2039	21,258,290
593,031	2.540%, 2/1/2037	629,359
4,649,642	2.580%, 1/1/2035	4,934,488
3,217,456	2.720%, 6/1/2036	3,423,913
13,374,878	2.760%, 8/1/2036	14,365,448
395,470	2.820%, 3/1/2033	421,506
5,233,802	2.820%, 9/1/2037	5,621,427
3,862,644	2.860%, 7/1/2035	4,079,863
2,954,608	2.890%, 9/1/2035	3,129,299
534,660	2.900%, 5/1/2036	574,258
2,532,131	3.000%, 4/1/2033	2,685,544
17,700,974	3.010%, 8/1/2035	18,806,878
7,437,210	3.030%, 7/1/2038	7,794,010
	TOTAL	169,078,807
	Government National Mortgage Association ARM—1.9%
9,871,379	1.977%, 2/20/2062	10,507,095
9,392,283	2.018%, 3/20/2061	9,791,455
6,846,281	2.068%, 2/20/2061	7,115,888
	TOTAL	27,414,438
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $370,123,564)	373,437,398
	Collateralized Mortgage Obligations—27.8%
	Federal Home Loan Mortgage Corporation REMIC—11.3%
752,605	Series 2292 KF, 0.496%, 7/25/2022	750,953
2,126,366	Series 2869 JF, 0.499%, 4/15/2034	2,126,704
41,610	Series 2625 FJ, 0.549%, 7/15/2017	41,613
4,439,109	Series 2861 AF, 0.549%, 9/15/2034	4,448,888
5,757,542	Series 3036 NF, 0.549%, 8/15/2035	5,762,850
5,042,658	Series 3085 VF, 0.569%, 12/15/2035	5,052,748
1,425,353	Series 2571 FB, 0.599%, 2/15/2018	1,430,620
3,042,445	Series 2758 FH, 0.599%, 3/15/2019	3,056,211
4,550	Series 2534 FJ, 0.599%, 4/15/2022	4,550
6,243	Series 2534 EF, 0.599%, 5/15/2022	6,244
Annual Shareholder Report

Principal Amount		Value
	Collateralized Mortgage Obligations—continued
	Federal Home Loan Mortgage Corporation REMIC—continued
$1,737,816	Series 2796 FD, 0.599%, 7/15/2026	$1,743,524
1,724,366	Series 2763 FB, 0.599%, 4/15/2032	1,731,432
27,248	Series 2596 FQ, 0.599%, 3/15/2033	27,249
11,646,138	Series 3380 FP, 0.599%, 11/15/2036	11,671,884
1,834,163	Series 244 F22, 0.599%, 12/15/2036	1,838,726
383,691	Series 2488 WF, 0.649%, 8/15/2017	385,345
409,523	Series 2470 FI, 0.649%, 10/15/2026	411,557
1,733,242	Series 2530 FK, 0.649%, 6/15/2029	1,743,264
1,073,831	Series 2493 F, 0.649%, 9/15/2029	1,078,536
470,044	Series 2286 FA, 0.649%, 2/15/2031	472,390
777,355	Series 2477 FD, 0.649%, 7/15/2032	780,588
1,448,694	Series 2479 FA, 0.649%, 8/15/2032	1,455,721
1,473,168	Series 2526 FC, 0.649%, 11/15/2032	1,479,920
2,880,901	Series 2551 FD, 0.649%, 1/15/2033	2,895,506
10,547,673	Series 2631 FC, 0.649%, 6/15/2033	10,590,367
4,610,493	Series 2812 LF, 0.649%, 6/15/2034	4,633,490
4,975,499	Series 3184 JF, 0.649%, 7/15/2036	5,001,299
7,219,923	Series 3191 FE, 0.649%, 7/15/2036	7,247,287
135,168	Series 2395 FT, 0.699%, 12/15/2031	135,989
2,568,619	Series 2671 F, 0.699%, 9/15/2033	2,580,881
27,815,552	Series 2711 FD, 0.749%, 4/15/2018	27,975,456
691,263	Series 2111 MA, 0.749%, 1/15/2029	696,765
706,291	Series 2111 MB, 0.749%, 1/15/2029	711,912
721,318	Series 2111 MC, 0.749%, 1/15/2029	727,060
1,328,245	Series 2296 FC, 0.749%, 6/15/2029	1,340,075
572,008	Series 2471 FS, 0.749%, 2/15/2032	576,482
661,310	Series 2504 FP, 0.749%, 3/15/2032	666,364
781,949	Series 2610 FD, 0.749%, 12/15/2032	786,558
51,880	Series 2452 FG, 0.799%, 3/15/2032	52,342
605,476	Series 2380 FI, 0.849%, 6/15/2031	612,033
3,196,477	Series 2380 FL, 0.849%, 11/15/2031	3,232,017
504,522	Series 2396 FL, 0.849%, 12/15/2031	509,892
1,506,451	Series 2367 FG, 0.869%, 6/15/2031	1,523,694
1,708,457	Series 2386 FE, 0.949%, 6/15/2031	1,732,646
694,565	Series 2389 FI, 0.999%, 6/15/2031	705,503
8,889,634	Series 3542 NF, 0.999%, 7/15/2036	8,996,332
1,885,450	Series 2418 FO, 1.149%, 2/15/2032	1,913,991
4,108,216	Series 2684 FV, 1.149%, 10/15/2033	4,152,720
Annual Shareholder Report

Principal Amount		Value
	Collateralized Mortgage Obligations—continued
	Federal Home Loan Mortgage Corporation REMIC—continued
$1,789,638	Series 1534 J, 1.150%, 6/15/2023	$1,813,608
1,801,660	Series 2326 FJ, 1.199%, 6/15/2031	1,828,910
2,700,052	Series 2344 FP, 1.199%, 8/15/2031	2,744,911
2,608,593	Series 2412 OF, 1.199%, 12/15/2031	2,646,479
772,960	Series 2451 FC, 1.249%, 5/15/2031	786,158
783,656	Series 2470 FW, 1.249%, 5/15/2031	796,561
750,309	Series 2470 FX, 1.249%, 5/15/2031	762,665
575,600	Series 2481 FC, 1.249%, 5/15/2031	585,079
2,663,624	Series 2475 FL, 1.249%, 2/15/2032	2,708,565
1,775,749	Series 2476 FC, 1.249%, 2/15/2032	1,805,710
1,052,424	Series 2460 FE, 1.249%, 6/15/2032	1,070,394
1,057,151	Series 2470 GF, 1.249%, 6/15/2032	1,075,202
1,093,987	Series 2498 HF, 1.249%, 6/15/2032	1,112,667
176,651	Series 1146 E, 1.300%, 9/15/2021	179,343
1,606,765	Series 1632 FB, 1.450%, 11/15/2023	1,633,527
1,097,327	Series 2495 F, 3.116%, 9/15/2032	1,102,775
	TOTAL	160,150,732
	Federal National Mortgage Association REMIC—10.2%
13,860,880	Series 2006-W1 2AF1, 0.466%, 2/25/2046	13,722,145
577,713	Series 2001-61 FM, 0.498%, 10/18/2016	576,533
5,288	Series 2003-17 WF, 0.546%, 7/25/2017	5,289
3,104,011	Series 2002-89 F, 0.546%, 1/25/2033	3,106,384
735,845	Series 2001-34 FB, 0.548%, 12/18/2028	735,117
676,848	Series 2001-53 FX, 0.596%, 10/25/2031	675,389
3,533,502	Series 2003-66 FA, 0.596%, 7/25/2033	3,542,937
8,238,923	Series 2008-52 FD, 0.596%, 6/25/2036	8,251,843
71,114	Series 2003-26 QF, 0.646%, 10/25/2017	71,159
3,144,142	Series 2003-35 FY, 0.646%, 5/25/2018	3,159,091
1,737,755	Series 2003-19 FY, 0.646%, 3/25/2033	1,746,916
1,342,581	Series 2003-102 FT, 0.646%, 10/25/2033	1,347,589
4,155,032	Series 2003-121 FD, 0.646%, 12/25/2033	4,171,391
4,928,287	Series 2004-2 FW, 0.646%, 2/25/2034	4,953,144
3,943,000	Series 2004-17 FT, 0.646%, 4/25/2034	3,960,009
4,254,546	Series 2004-49 FN, 0.646%, 7/25/2034	4,275,276
5,485,873	Series 2005-104 FA, 0.646%, 12/25/2035	5,507,721
567,104	Series 1998-22 FA, 0.648%, 4/18/2028	567,312
1,761,294	Series 2001-46 F, 0.648%, 9/18/2031	1,770,735
2,920,666	Series 2002-77 FH, 0.648%, 12/18/2032	2,938,132
Annual Shareholder Report

Principal Amount		Value
	Collateralized Mortgage Obligations—continued
	Federal National Mortgage Association REMIC—continued
$5,029,668	Series 2006-60 FD, 0.676%, 4/25/2035	$5,062,487
195,347	Series 2001-32 F, 0.696%, 7/25/2016	196,030
165,615	Series 2000-34 F, 0.696%, 10/25/2030	165,818
578,386	Series 2002-4 FJ, 0.696%, 2/25/2032	582,033
715,404	Series 2002-74 FV, 0.696%, 11/25/2032	720,074
888,681	Series 2002-82 FG, 0.696%, 12/25/2032	893,920
1,846,498	Series 2003-21 TF, 0.696%, 3/25/2033	1,855,704
3,202,812	Series 2003-79 FC, 0.696%, 8/25/2033	3,216,973
8,179,734	Series 2004-49 FQ, 0.696%, 7/25/2034	8,232,450
2,603,453	Series 2004-53 FC, 0.696%, 7/25/2034	2,618,120
8,395,150	Series 2006-90 FE, 0.696%, 9/25/2036	8,456,015
116,798	Series 2000-37 FA, 0.746%, 11/25/2030	117,096
41,194	Series 2002-83 LF, 0.746%, 7/25/2031	41,202
193,674	Series 2001-34 FL, 0.746%, 8/25/2031	195,224
2,159,660	Series 2001-56 FG, 0.746%, 10/25/2031	2,176,855
889,374	Series 2001-68 FD, 0.746%, 12/25/2031	897,480
197,893	Series 2002-82 FP, 0.746%, 2/25/2032	198,078
742,502	Series 2002-9 FH, 0.746%, 3/25/2032	748,167
609,425	Series 2002-52 FD, 0.746%, 9/25/2032	613,865
823,178	Series 2002-90 FH, 0.746%, 9/25/2032	829,663
548,264	Series 2002-82 FB, 0.746%, 12/25/2032	552,476
939,897	Series 2003-2 FA, 0.746%, 2/25/2033	947,117
1,301,709	Series 2003-14 FT, 0.746%, 3/25/2033	1,310,527
5,648,606	Series 2003-107 FD, 0.746%, 11/25/2033	5,675,871
527,684	Series 2002-41 F, 0.796%, 7/25/2032	533,455
9,915,042	Series 2002-93 FJ, 0.796%, 1/25/2033	9,992,477
45,633	Series 2002-39 FB, 0.798%, 3/18/2032	46,039
4,336,610	Series 2002-58 FD, 0.846%, 8/25/2032	4,381,298
22,508	Series 1993-220 FA, 0.850%, 11/25/2013	22,570
1,243,434	Series 2002-8 FA, 0.998%, 3/18/2032	1,262,215
1,027,888	Series 2002-37 F, 1.046%, 11/25/2031	1,039,429
1,855,007	Series 2002-17 JF, 1.246%, 4/25/2032	1,887,295
5,009,138	Series 2002-47 NF, 1.246%, 4/25/2032	5,097,774
1,331,861	Series 2002-64 FJ, 1.246%, 4/25/2032	1,355,043
2,057,948	Series 2002-82 FC, 1.246%, 9/25/2032	2,093,020
1,674,504	Series 2002-34 FC, 1.248%, 12/18/2031	1,703,108
805,986	Series 2002-75 FD, 1.248%, 11/18/2032	819,655
1,054,665	Series 2002-53 FG, 1.346%, 7/25/2032	1,076,676
Annual Shareholder Report

Principal Amount		Value
	Collateralized Mortgage Obligations—continued
	Federal National Mortgage Association REMIC—continued
$1,045,313	Series 1993-165 FE, 1.400%, 9/25/2023	$1,063,252
551,145	Series 1993-62 FA, 2.318%, 4/25/2023	570,435
	TOTAL	144,331,098
	Government National Mortgage Association REMIC—4.1%
401,712	Series 2001-22 FG, 0.599%, 5/16/2031	403,506
373,355	Series 2001-21 FB, 0.649%, 1/16/2027	375,672
601,600	Series 1999-43 FA, 0.699%, 11/16/2029	603,238
10,304,719	Series 2009-96 GF, 0.699%, 1/16/2038	10,357,370
21,033,480	Series 2011-H07 FA, 0.740%, 2/20/2061	20,990,193
10,000,000	Series 2012-H18 FA, 0.794%, 8/30/2061	10,000,000
4,815,036	Series 2002-17 FK, 0.797%, 3/20/2032	4,880,673
699,725	Series 1999-40 FE, 0.799%, 11/16/2029	702,511
10,000,000	Series 2012-H18 SA, 0.824%, 8/30/2062	10,000,000
	TOTAL	58,313,163
	Fannie Mae—2.2%
8,818,097	Fannie Mae FA, 0.746%, 9/25/2038	8,878,800
5,494,374	Fannie Mae BA 4035 BA 4035 FB, 0.746%, 8/25/2039	5,528,794
16,083,555	Fannie Mae GS 3381 GS 3381 FC, 0.846%, 2/25/2037	16,248,555
	TOTAL	30,656,149
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $392,549,327)	393,451,142
	GOVERNMENT AGENCIES—11.6%
	Federal Farm Credit Bank System Floating Rate Notes—1.9%[1]
7,000,000	0.227%, 7/23/2014	6,998,606
10,000,000	0.247%, 8/19/2013	10,000,005
10,000,000	0.267%, 8/22/2013	10,007,503
	TOTAL	27,006,114
	Federal Home Loan Bank Notes—2.8%
4,000,000	0.125%, 3/05/2013	3,996,314
5,000,000	0.200%, 10/30/2012	4,999,478
5,000,000	0.250%, 1/08/2013	4,999,232
10,000,000	0.250%, 7/01/2013	9,996,025
12,500,000	0.250%, 8/02/2013	12,504,990
3,000,000	0.300%, 6/14/2013	2,999,641
	TOTAL	39,495,680
	Federal Home Loan Bank System Floating Rate Note—0.3%[1]
5,000,000	0.186%, 1/24/2014	5,000,001
Annual Shareholder Report

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
		Federal Home Loan Mortgage Corporation Floating Rate Notes—3.2%[1]
$10,000,000		0.185%, 11/2/2012	$10,001,033
10,000,000		0.195%, 2/4/2013	10,002,076
10,000,000		0.196%, 5/3/2013	10,003,054
5,000,000		0.206%, 8/10/2012	5,000,063
10,000,000		0.215%, 11/4/2013	10,003,828
		TOTAL	45,010,054
		Federal National Mortgage Association Floating Rate Notes—3.4%[1]
35,000,000		0.227%, 6/20/2014	34,986,707
5,000,000		0.376%, 5/17/2013	5,007,671
7,500,000		0.380%, 10/17/2013	7,513,788
		TOTAL	47,508,166
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $163,964,573)	164,020,015
		Mortgage-Backed Securities—1.5%
		Federal National Mortgage Association—1.5%
19,895,304		2.500%, 15 Year, 6/1/2027	20,759,639
63,393		7.500%, 30 Year, 1/1/2032	74,277
329,710		7.500%, 30 Year, 8/1/2032	385,430
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $20,953,970)	21,219,346
		Repurchase Agreements—34.5%
40,000,000	[2]	Interest in $776,000,000 joint repurchase agreement 0.21%, dated 7/16/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $776,135,800 on 8/15/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2046 and the market value of those underlying securities was $792,805,438.	40,000,000
100,000,000		Interest in $1,376,000,000 joint repurchase agreement 0.18%, dated 7/31/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,376,006,880 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2042 and the market value of those underlying securities was $1,403,527,019.	100,000,000
52,270,000		Interest in $4,080,000,000 joint repurchase agreement 0.19%, dated 7/31/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,080,021,533 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,186,963,804.	52,270,000
Annual Shareholder Report

Principal Amount			Value
		Repurchase Agreements—continued
$20,000,000	[2]	Interest in $1,000,000,000 joint repurchase agreement 0.22%, dated 6/4/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,562,222 on 9/4/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $1,026,905,509.	$20,000,000
30,000,000	[2]	Interest in $500,000,000 joint repurchase agreement 0.23%, dated 6/19/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,287,500 on 9/17/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2042 and the market value of those underlying securities was $510,801,403.	30,000,000
30,000,000	[2]	Interest in $500,000,000 joint repurchase agreement 0.23%, dated 6/20/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,287,500 on 9/18/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2042 and the market value of those underlying securities was $511,127,019.	30,000,000
100,000,000		Interest in $500,000,000 joint repurchase agreement 0.19%, dated 7/31/2012 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $500,002,639 on 8/1/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2042 and the market value of those underlying securities was $510,002,692.	100,000,000
15,000,000	[2]	Interest in $1,647,000,000 joint repurchase agreement 0.21%, dated 5/14/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,647,874,283 on 8/13/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/16/2050 and the market value of those underlying securities was $1,690,302,917.	15,000,000
100,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.20%, dated 7/31/2012 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $1,000,005,556 on 8/1/2012. The securities provided as collateral at the end of the period held with The JP Morgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2042 and the market value of those underlying securities was $1,020,003,320.	100,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	487,270,000
		TOTAL INVESTMENTS—101.8% (IDENTIFIED COST $1,434,861,434)[3]	1,439,397,901
		OTHER ASSETS AND LIABILITIES - NET—(1.8)%[4]	(26,008,778)
		TOTAL NET ASSETS—100%	$1,413,389,123
Annual Shareholder Report

1	Represents the current interest rate for the floating rate security.
2	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$353,138,848	$20,298,550	$373,437,398
Collateralized Mortgage Obligations	—	393,451,142	—	393,451,142
Government Agencies	—	164,020,015	—	164,020,015
Mortgage-Backed Securities	—	21,219,346	—	21,219,346
Repurchase Agreements	—	487,270,000	—	487,270,000
TOTAL SECURITIES	$—	$1,419,099,351	$20,298,550	$1,439,397,901
Annual Shareholder Report

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Adjustable Rate Mortgages
Balance as of August 1, 2011	$—
Change in unrealized appreciation (depreciation)	(35,637)
Purchases	20,903,978
(Sales)	(569,791)
Balance as of July 31, 2012	$20,298,550
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at July 31, 2012.	$(35,637)
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.92	$9.93	$9.91	$9.86	$9.88
Income From Investment Operations:
Net investment income	0.02	0.01	0.02	0.13	0.36
Net realized and unrealized gain (loss) on investments	(0.00)[1]	(0.01)	0.02	0.05	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.02	0.00	0.04	0.18	0.34
Less Distributions:
Distributions from net investment income	(0.02)	(0.01)	(0.02)	(0.13)	(0.36)
Net Asset Value, End of Period	$9.92	$9.92	$9.93	$9.91	$9.86
Total Return[2]	0.18%	(0.04)%	0.40%	1.83%	3.51%
Ratios to Average Net Assets:
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	0.17%	0.05%	0.21%	1.29%	3.24%
Expense waiver/reimbursement[3]	0.34%	0.34%	0.33%	0.33%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$67,941	$66,578	$102,701	$144,780	$111,860
Portfolio turnover	38%	26%	40%	63%	29%
1	Represents less than $0.01.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.92	$9.93	$9.91	$9.86	$9.88
Income From Investment Operations:
Net investment income	0.06	0.05	0.07	0.17	0.41
Net realized and unrealized gain (loss) on investments	(0.00)[1]	(0.01)	0.01	0.05	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.06	0.04	0.08	0.22	0.39
Less Distributions:
Distributions from net investment income	(0.06)	(0.05)	(0.06)	(0.17)	(0.41)
Net Asset Value, End of Period	$9.92	$9.92	$9.93	$9.91	$9.86
Total Return[2]	0.63%	0.41%	0.85%	2.29%	3.98%
Ratios to Average Net Assets:
Net expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	0.62%	0.51%	0.63%	1.71%	4.16%
Expense waiver/reimbursement[3]	0.29%	0.30%	0.28%	0.28%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$658,632	$461,592	$446,662	$273,540	$205,842
Portfolio turnover	38%	26%	40%	63%	29%
1	Represents less than $0.01.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.92	$9.93	$9.91	$9.86	$9.88
Income From Investment Operations:
Net investment income	0.05	0.04	0.06	0.16	0.40
Net realized and unrealized gain (loss) on investments	(0.00)[1]	(0.01)	0.01	0.05	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.05	0.03	0.07	0.21	0.38
Less Distributions:
Distributions from net investment income	(0.05)	(0.04)	(0.05)	(0.16)	(0.40)
Net Asset Value, End of Period	$9.92	$9.92	$9.93	$9.91	$9.86
Total Return[2]	0.53%	0.31%	0.75%	2.19%	3.87%
Ratios to Average Net Assets:
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.51%	0.39%	0.56%	1.39%	3.57%
Expense waiver/reimbursement[3]	0.30%	0.29%	0.28%	0.28%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$686,817	$159,691	$460,582	$728,861	$296,509
Portfolio turnover	38%	26%	40%	63%	29%
1	Represents less than $0.01.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
July 31, 2012
Assets:
Investment in repurchase agreements	$487,270,000
Investment in securities	952,127,901
Total investment in securities, at value (identified cost $1,434,861,434)		$1,439,397,901
Cash		798
Income receivable		3,921,018
Receivable for shares sold		1,429,467
TOTAL ASSETS		1,444,749,184
Liabilities:
Payable for investments purchased	29,978,327
Payable for shares redeemed	1,087,977
Income distribution payable	95,708
Payable for Directors'/Trustees' fees	1,894
Payable for distribution services fee (Note 5)	11,646
Payable for shareholder services fee (Note 5)	33,903
Accrued expenses	150,606
TOTAL LIABILITIES		31,360,061
Net assets for 142,538,477 shares outstanding		$1,413,389,123
Net Assets Consist of:
Paid-in capital		$1,411,075,024
Net unrealized appreciation of investments		4,536,467
Accumulated net realized loss on investments		(2,260,663)
Undistributed net investment income		38,295
TOTAL NET ASSETS		$1,413,389,123
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
$67,940,706 ÷ 6,851,901 shares outstanding, no par value, unlimited shares authorized		$9.92
Offering price per share (100/98.00 of $9.92)		$10.12
Redemption proceeds per share		$9.92
Institutional Shares:
$658,631,586 ÷ 66,421,738 shares outstanding, no par value, unlimited shares authorized		$9.92
Service Shares:
$686,816,831 ÷ 69,264,838 shares outstanding, no par value, unlimited shares authorized		$9.92
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended July 31, 2012
Investment Income:
Interest			$7,602,808
Expenses:
Investment adviser fee (Note 5)		$3,484,322
Administrative fee (Note 5)		679,621
Custodian fees		40,092
Transfer and dividend disbursing agent fees and expenses		235,376
Directors'/Trustees' fees		9,997
Auditing fees		23,600
Legal fees		8,023
Portfolio accounting fees		144,051
Distribution services fee (Note 5)		161,691
Shareholder services fee (Note 5)		265,159
Account administration fee (Note 2)		142,465
Share registration costs		115,421
Printing and postage		16,949
Insurance premiums		5,203
Miscellaneous		36,553
TOTAL EXPENSES		5,368,523
Waivers (Note 5):
Waiver of investment adviser fee	$(2,562,096)
Waiver of administrative fee	(16,728)
Waiver of distribution services fee	(32,338)
TOTAL WAIVERS		(2,611,162)
Net expenses			2,757,361
Net investment income			4,845,447
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			162,705
Net change in unrealized appreciation of investments			(523,283)
Net realized and unrealized loss on investments			(360,578)
Change in net assets resulting from operations			$4,484,869
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended July 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,845,447	$3,928,052
Net realized gain on investments	162,705	351,594
Net change in unrealized appreciation/depreciation of investments	(523,283)	(853,424)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,484,869	3,426,222
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(111,873)	(44,038)
Institutional Shares	(3,443,581)	(2,481,751)
Service Shares	(1,254,365)	(1,419,799)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,809,819)	(3,945,588)
Share Transactions:
Proceeds from sale of shares	1,420,065,806	836,514,024
Net asset value of shares issued to shareholders in payment of distributions declared	2,532,727	2,054,672
Cost of shares redeemed	(696,745,999)	(1,160,132,421)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	725,852,534	(321,563,725)
Change in net assets	725,527,584	(322,083,091)
Net Assets:
Beginning of period	687,861,539	1,009,944,630
End of period (including undistributed net investment income of $38,295 and $2,667, respectively)	$1,413,389,123	$687,861,539
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
July 31, 2012
1. ORGANIZATION
Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Government Ultrashort Duration Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) or an affiliated adviser and others to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of
Annual Shareholder Report

calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund holds securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon sale may be different than the price used to value the securities. The Fund classifies these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Annual Shareholder Report

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Institutional Shares and Service Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the year ended July 31, 2012, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class A Shares	$3,933
Service Shares	138,532
TOTAL	$142,465
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Annual Shareholder Report

Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2012		2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,349,174	$33,207,942	4,532,010	$44,995,588
Shares issued to shareholders in payment of distributions declared	10,433	103,446	3,925	38,954
Shares redeemed	(3,220,669)	(31,928,031)	(8,169,000)	(81,106,344)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	138,938	$1,383,357	(3,633,065)	$(36,071,802)
Annual Shareholder Report

Year Ended July 31	2012		2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	70,606,200	$700,024,886	54,187,170	$537,976,887
Shares issued to shareholders in payment of distributions declared	168,951	1,675,242	102,418	1,016,786
Shares redeemed	(50,895,216)	(504,586,144)	(52,748,825)	(523,728,275)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	19,879,935	$197,113,984	1,540,763	$15,265,398
Year Ended July 31	2012		2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	69,244,520	$686,832,978	25,534,294	$253,541,549
Shares issued to shareholders in payment of distributions declared	76,040	754,039	100,603	998,932
Shares redeemed	(16,158,914)	(160,231,824)	(55,935,605)	(555,297,802)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	53,161,646	$527,355,193	(30,300,708)	$(300,757,321)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	73,180,519	$725,852,534	(32,393,010)	$(321,563,725)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for expiration of capital loss carryforwards.
For the year ended July 31, 2012, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Accumulated Net Realized Gain (Loss)
$(1,158,940)	$1,158,940
Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2012 and 2011, was as follows:
	2012	2011
Ordinary income	$4,809,819	$3,945,588
Annual Shareholder Report

As of July 31, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$38,295
Net unrealized appreciation	$4,536,467
Capital loss carryforwards	$(2,260,663)
At July 31, 2012, the cost of investments for federal tax purposes was $1,434,861,434. The net unrealized appreciation of investments for federal tax purposes was $4,536,467. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,455,940 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,919,473.
At July 31, 2012, the Fund had a capital loss carryforward of $2,260,663 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2013	$333,472	N/A	$333,472
2014	$515,204	N/A	$515,204
2015	$720,255	N/A	$720,255
2018	$691,732	N/A	$691,732
The Fund used capital loss carryforwards of $162,705 to offset capital gains realized during the year ended July 31, 2012. Additionally, capital loss carryforwards of $1,158,940 expired during the year ended July 31, 2012.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, the Adviser voluntarily waived $2,562,096 of its fee.
Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $16,728 of its fee.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Service Shares	0.05%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2012, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$161,691	$(32,338)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2012, FSC retained $66,471 of fees paid by the Fund. For the year ended July 31, 2012, the Fund's Service Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2012, FSC did not retain sales charges from the sale of Class A Shares.
Annual Shareholder Report

Shareholder Services Fee
The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended July 31, 2012, Service Fees for the Fund were as follows:
Service Fees Incurred
Class A Shares	$157,757
Service Shares	107,402
TOTAL	$265,159
For the year ended July 31, 2012, the Fund's Institutional Shares did not incur Service Fees. For the year ended July 31, 2012, FSSC received $180 of fees paid by the Fund.
Expense Limitation
The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.70%, 0.25% and 0.35% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2012, were as follows:
Purchases	$180,481,595
Sales	$74,105,993
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the Fund did not utilize the LOC.
Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2012, there were no outstanding loans. During the year ended July 31, 2012, the program was not utilized.
9. Subsequent events
On August 15, 2012, the Trustees approved the elimination of minimum administrative personnel and services fees effective September 1, 2012. Prior to this date, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF federated institutional trust AND SHAREHOLDERS OF federated government ultrashort duration fund:
We have audited the accompanying statement of assets and liabilities of Federated Government Ultrashort Duration Fund (the “Fund”) (one of the portfolios constituting Federated Institutional Trust), including the portfolio of investments, as of July 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2012, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Government Ultrashort Duration Fund, a portfolio of Federated Institutional Trust, at July 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 24, 2012
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2012 to July 31, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 2/1/2012	Ending Account Value 7/31/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,002.10	$3.48
Institutional Shares	$1,000	$1,004.30	$1.25
Service Shares	$1,000	$1,003.80	$1.74
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.38	$3.52
Institutional Shares	$1,000	$1,023.62	$1.26
Service Shares	$1,000	$1,023.12	$1.76
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.70%
Institutional Shares	0.25%
Service Shares	0.35%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised three portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: June 1994	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: July 1999	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: June 1994	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: July 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: July 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: August 2001	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Susan R. Hill has been the Fund's Portfolio Manager since July 1997. She is Vice President of the Trust with respect to the Fund. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill has received the Chartered Financial Analyst designation and holds an M.S. in Industrial Administration from Carnegie Mellon University.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Donald T. Ellenberger Birth Date: July 24, 1958 VICE PRESIDENT Began serving: June 2012	Principal Occupations: Donald T. Ellenberger has been the Fund's Portfolio Manager since November 2003. He is Vice President of the Trust with respect to the Fund. He joined Federated in 1996 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He became a Senior Vice President of the Fund's Adviser in January 2005 and served as a Vice President of the Fund's Adviser from 1997 through 2004. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford University.
Liam O'Connell Birth Date: October 17, 1976 Vice President Began serving: June 2012	Principal Occupations: Liam O'Connell has been the Fund's Portfolio Manager since November 2010 . He is Vice President of the Trust with respect to the Fund. Mr. O'Connell joined Federated in September 2003 as an Investment Analyst of the Fund's Adviser. He was named an Assistant Vice President of the Adviser in January 2005. From 2001 to 2003, Mr. O'Connell attended MIT's Sloan School of Management, receiving his M.B.A. Mr. O'Connell served as an engineer with the Naval Surface Warfare Center from 1998 to 2001. Mr. O'Connell also holds a B.S. in Naval Architecture and Marine Engineering from the Webb Institute of Naval Architecture and an M.S. from the Johns Hopkins University.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2012
Federated Government Ultrashort Duration Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
Annual Shareholder Report

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the
Annual Shareholder Report

lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Government Ultrashort Duration Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420B706
CUSIP 31420B888
CUSIP 31420B805
28968 (9/12)
Federated is a registered trademark of Federated Investors, Inc.
2012 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $78,250

Fiscal year ended 2011 - $74,200

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $49

Travel to Audit Committee Meetings.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $3,556 respectively. Fiscal year ended 2011- Tax preparation fees for fiscal year end 2010.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f) NA

(g) Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2012 - $363,144

Fiscal year ended 2011 - $341,009

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date September 24, 2012

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date September 24, 2012